Summary of Significant Accounting Policies - Impact to Income (Loss) Before Income Taxes Due to Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Impact to income (loss) before income taxes due to stock-based compensation		$ 7,718	$ 41	$ 17	$ 5,833	$ 80
Income tax benefit related to stock-based compensation		$ 158	$ 0	$ 0	$ 1,054	$ 0
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Impact to income (loss) before income taxes due to stock-based compensation	$ 87,763
Income tax benefit related to stock-based compensation	$ 22,981